Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000159719
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pinnacle Multi-Strategy Core Fund
Average Annual Return, Percent	3.78%	6.24%	5.93%
C000159720
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pinnacle Multi-Strategy Core Fund
C000159721
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pinnacle Multi-Strategy Core Fund
Without Sales Load [Member] | C000159719
Average Annual Return [Line Items]
Average Annual Return, Percent	10.12%	7.50%	6.56%
Without Sales Load [Member] | C000159720
Average Annual Return [Line Items]
Average Annual Return, Percent	9.28%	6.70%	5.77%
Without Sales Load [Member] | C000159721
Average Annual Return [Line Items]
Average Annual Return, Percent	10.44%	7.77%	6.83%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.83%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.83%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.83%
S&P 500 Equal Weight Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Index
S&P 500 Equal Weight Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Index
Average Annual Return, Percent	7.85%	13.97%	12.11%
S&P 500 Equal Weight Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Index
Average Annual Return, Percent	7.85%	13.97%	12.11%